Average Annual Total Returns - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Blue Chip Growth ETF	Nov. 29, 2023
Fidelity Blue Chip Growth ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(39.01%)
Since Inception	2.08%	[1]
Fidelity Blue Chip Growth ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(39.01%)
Since Inception	2.08%	[1]
Fidelity Blue Chip Growth ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(23.09%)
Since Inception	1.59%	[1]
RS004
Average Annual Return:
Past 1 year	(29.14%)
Since Inception	6.49%	[1]

[1]	AFrom June 2, 2020.